Discontinued operations	6 Months Ended
Jun. 30, 2024
Disclosure of discontinued operations [abstract]
Discontinued operations
11. Discontinued operations
Discontinued operations included the operational results from the Sandoz generic pharmaceuticals and biosimilars division and certain corporate activities attributable to the Sandoz business, as well as certain other expenses related to the spin-off (refer to Note 3 for further details).
The Sandoz business operated in the off-patent medicines segment and specialized in the development, manufacturing, and marketing of generic pharmaceuticals and biosimilars. The Sandoz business was organized globally into two franchises: Generics and Biosimilars.
As the Sandoz business spin-off was completed on October 3, 2023, there were no operating results in the first half of 2024.
Net income from discontinued operations
(USD millions unless indicated otherwise)	Q2 2023	H1 2023

Net sales to third parties from discontinued operations	2 391	4 799

Sales to continuing operations	58	153

Net sales from discontinued operations	2 449	4 952

Other revenues	6	12

Cost from goods sold	-1 263	-2 551

Gross profit from discontinued operations	1 192	2 413

Selling, general and administration	-595	-1 147

Research and development	-222	-441

Other income	21	28

Other expense	-283	-502

Operating income from discontinued operations	113	351

Income from associated companies		1

Interest expense	-8	-19

Other financial income and expense	-10	-18

Income before taxes from discontinued operations	95	315

Income taxes [1]	-49	-125

Net income from discontinued operations	46	190

[1] The tax rate in the second quarter of 2023 and in the first half of 2023 was impacted by non-recurring items such as net increases in uncertain tax positions of the Sandoz business and non-deductible expenses recognized related to a legal matter. Excluding these impacts, the tax rate would have been 31.5% in the second quarter of 2023 and 28.6% in the first half of 2023.

Supplemental disclosures related to discontinued operations
Net income from discontinued operations
Included in net income from discontinued operations were:
(USD millions unless indicated otherwise)	Q2 2023	H1 2023

Interest income		1

Depreciation of property, plant and equipment	-48	-99

Depreciation of right-of-use assets	-10	-18

Amortization of intangible assets	-56	-111

Impairment charges on property, plant and equipment	-1	-2

Impairment charges on intangible assets	-1	-13

Impairment reversals of property, plant and equipment	1	1

Additions to restructuring provisions	-11	-16

Equity-based compensation expense related to Novartis equity-based participation plans	-18	-36

In 2023 there were no impairment charges and no reversals of impairment charges on right-of-use assets and no reversals of impairment charges on intangible assets of discontinued operations.
Other information
The following table shows for discontinued operations the additions to property, plant and equipment, right-of-use assets and intangible assets:
(USD millions)	Q2 2023	H1 2023

Additions to property, plant and equipment	82	160

Additions to right-of-use assets	24	33

Additions to goodwill and intangible assets	35	56

For additional information related to the October 3, 2023 distribution (spin-off) of the Sandoz business to Novartis AG shareholders, effected through a dividend in kind distribution of Sandoz Group AG shares to Novartis AG shareholders and ADR holders, refer to Note 3.